Schedule of Information About Options Outstanding (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, shares outstanding | shares	40,000
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	4 years 6 months 29 days
Options, shares exercisable | shares	18,794
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range One [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 0.82
Exercise Price Range One [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	0.92
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 1.21
Options, shares outstanding | shares	307,500
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	3 years 5 months 1 day
Options, shares exercisable | shares	240,386
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 1.30
Options, shares outstanding | shares	50,000
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	4 years 2 months 15 days
Options, shares exercisable | shares	43,750
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 1.37
Options, shares outstanding | shares	975,000
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	4 years 2 months 1 day
Options, shares exercisable | shares	561,719
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 1.75
Options, shares outstanding | shares	54,285
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	2 years 3 months
Options, shares exercisable | shares	54,285
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 2.80
Options, shares outstanding | shares	141,429
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	2 years 3 months
Options, shares exercisable | shares	141,429
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 1.39
Options, shares outstanding | shares	10,000
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	3 years 9 months
Options, shares exercisable | shares	10,000
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 4.25
Options, shares outstanding | shares	50,000
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	3 years 9 months
Options, shares exercisable | shares	50,000
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Nine [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 4.38
Options, shares outstanding | shares	244,286
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	1 year 3 months
Options, shares exercisable | shares	244,286
Stock option, aggregate intrinsic value on exercisable shares | $
Exercise Price Range Ten [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price | $ / shares	$ 7.00
Options, shares outstanding | shares	536,335
Stock option, aggregate intrinsic value | $
Stock option, weighted average remaining contractual life	2 years
Options, shares exercisable | shares	516,679
Stock option, aggregate intrinsic value on exercisable shares | $